Offerings	Mar. 23, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	% Notes due 20
Amount Registered | shares	2,260,000
Proposed Maximum Offering Price per Unit | $ / shares	25.00
Maximum Aggregate Offering Price	$ 56,500,000	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,802.65
Offering Note	Estimated solely for the purposes of calculating the registration fee per Rule 457(a).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Debt
Security Class Title	% Notes due 20
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit | $ / shares	25.00
Maximum Aggregate Offering Price	$ 1,000,000	[1]
Amount of Registration Fee	$ 138.10

[1]	Includes Notes that may be issued pursuant to the underwriter’s over-allotment option.